Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Total operating expenses	$ 727,702	$ 295,815	$ 327,249	$ 2,628,016	$ 1,134,803
Loss from operations	(727,702)	(295,815)	(327,249)	(2,628,016)	(1,134,803)
Other income:
Interest income	297,022	432	432	378,995	1,299
Change in fair value of warrant liability	32,406	50,082	50,082	141,408	5,892
Total other income	329,428	50,514	50,514	520,403	7,191
Loss before income taxes	(398,274)	(245,301)	(276,735)	(2,107,613)	(1,127,612)
Benefit from (provision for) income taxes
Net loss	(398,274)	(245,301)	(276,735)	(2,107,613)	$ (1,127,612)
Operating expenses:
Professional fees	557,941	84,904	115,399	1,959,295
Selling, general and administrative	$ 169,761	$ 210,911	$ 211,850	$ 668,721
Redeemable Shares
Other income:
Weighted-average common shares outstanding, basic and diluted (in Shares)	5,733,920	2,998,094	1,407,269	5,733,920	2,789,393
Basic and diluted net loss per share (in Dollars per share)	$ 0	$ (0.01)	$ (0.02)	$ (0.13)	$ (0.05)
Non-redeemable Shares
Other income:
Weighted-average common shares outstanding, basic and diluted (in Shares)	1,728,078	1,591,174	1,326,278	1,728,078	1,447,964
Basic and diluted net loss per share (in Dollars per share)	$ (0.24)	$ (0.13)	$ (0.18)	$ (0.78)	$ (0.68)